Equity (Tables)	12 Months Ended
Dec. 31, 2017
Equity.
Schedule of changes in the number of shares

Number of shares	2017	2016	2015
Balance at January 1,	259,956,365	177,304,587	160,476,620
Capital increase—payment of the contingent consideration of Coretherapix business combination	6,538,329	—	—
Capital increase—conversion of 7.0 millions euro bonds	7,792,496	—	—
Capital increase—contribution in cash	—	82,651,778	9,115,210
Capital increase—contribution in kind	—	—	7,712,757

Balance at December 31,	274,287,190	259,956,365	177,304,587

Schedule of increase in share capital and share premium

During 2017, the share capital of the Company has been increase twice:

Share Capital	No of shares	Nominal value	Thousand of euros

Capital increase July 25, 2017	6,538,329	0.10	654
Capital increase November 10, 2017	7,792,496	0.10	779
Total Increase of share capital in 2017	14,330,825		1,433

Share premium	No of shares	Nominal value	Thousand of euros

Capital increase July 25, 2017	6,538,329	0.66	4,346
Capital increase November 10, 2017	7,792,496	0.877	6,834
Total Increase	14,330,825		11,180
Transaction costs			(268)
Total increase share premium in 2017			10,912

During 2016, the share capital of the Company had been increased three times:

Share Capital	No of shares	Nominal value	Thousand of euros

Capital increase March 10, 2016	25,000,000	0.10	2,500
Capital increase December 15, 2016	46,000,000	0.10	4,600
Capital Increase December 29, 2016	11,651,778	0.10	1,165
Total Increase of share capital in 2016	82,651,778		8,265

Share premium	No of shares	Nominal value	Thousand of euros

Capital increase March 10, 2016	25,000,000	0.85	21,250
Capital increase December 15, 2016	46,000,000	0.642	29,512
Capital Increase December 29, 2016	11,651,778	0.758	8,834
Total Increase	82,651,778		59,596
Transaction costs			(5,716)
Total increase share premium in 2016			53,880